united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

ITEM 1. REPORTS TO SHAREHOLDERS.

S E M I - A N N U A L  R E P O R T

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

December 31, 2014

Eventide Asset Management, LLC

60 State Street

Suite 700

Boston, MA 02109

1-877-771-3836

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  G I L E A D  F U N D

Portfolio Review (Unaudited) 31 December 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception

Class N [a]	6.94%	17.86%	28.65%	20.39%	17.77%
Class A without load [a]	6.91%	17.85%	28.61%	20.32%	23.33%
Class A with 5.75% load [b]	0.75%	11.05%	26.10%	18.90%	21.93%
Class C [b]	6.51%	16.94%	27.59%	19.39%	22.37%
Class I [c]	7.05%	18.08%	28.88%	N/A	20.61%
S&P 500 Total Return Index [d] **	6.12%	13.69%	20.41%	15.45%	10.08%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2015, to ensure that the net annual fund operating expenses (exclusive of any taxes, 12b-1 fees, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, sales charges, dividend expense on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.42% for the Eventide Gilead Fund’s Class N, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.50%, 2.25%, 1.45%, and 1.25% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

a.	Class N commenced operations on July 8, 2008.

b.	Class A and Class C commenced operations on October 28, 2009.

c.	Class I commenced operations on February 2, 2010.

d.	Since inception return assumes inception date of July 8, 2008.

Top 10 Holdings by Industry	% of Net Assets

Biotechnology	14.3%
Pharmaceuticals	10.9%
Auto Parts & Equipment	9.9%
Software	6.5%
Semiconductors	5.6%
Commercial Services	3.8%
Internet	2.8%
Electric	2.7%
Telecommunications	2.5%
Retail	2.3%
Other / Cash & Cash Equivalents	38.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Portfolio Review (Unaudited) 31 December 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmarks:

	6 Month Return	1 Year Return	Since Inception [a]

Class N	19.68%	29.11%	44.55%
Class A without load	19.66%	29.02%	44.42%
Class A with 5.75% load	12.76%	21.60%	40.23%
Class C	19.24%	28.12%	43.38%
Class I	19.81%	29.30%	44.79%
S&P 500 Health Care Sector Total Return Index**	13.34%	25.34%	33.05%
Eventide Healthcare & Life Sciences Blend Index***	11.30%	17.44%	33.36%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2015, to ensure that the net annual fund operating expenses (exclusive of any taxes, 12b-1 fees, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.43% for the Eventide Healthcare & Life Sciences Fund’s Class N, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s most recent prospectus for more detail on the expense waiver. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.75%, 2.50%, 1.70%, and 1.50% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Health Care Sector Total Return Index is designed to measure the performance of the GICS health care sector. Each stock in the Index is a member of the S&P 500.

***	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

a.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

Top 10 Holdings by Industry	% of Net Assets

Biotechnology	39.1%
Pharmaceuticals	35.5%
Healthcare-Products	7.6%
Software	3.3%
Electronics	0.9%
Other / Cash & Cash Equivalents	13.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E G I L E A D F U N D
Portfolio of Investments (Unaudited) 31 December 2014	1 of 4

Shares		Value

	COMMON STOCK - 77.7%
	AUTO MANUFACTURERS - 1.0%
44,100	Tesla Motors Inc. *	$9,808,281

	AUTO PARTS & EQUIPMENT - 9.4%
172,000	BorgWarner, Inc.	9,451,400
7,142,857	Car Charging Group, Inc. * +	2,530,714
184,300	Lear Corp.	18,076,144
209,600	Magna International, Inc.	22,781,424
198,400	TRW Automotive Holdings Corp. *	20,405,440
185,500	WABCO Holdings, Inc. *	19,436,690
		92,681,812
	BIOTECHNOLOGY - 14.3%
95,000	Applied Genetic Technologies Corp. *	1,996,900
318,800	Bluebird Bio, Inc. *	29,240,336
164,000	Celgene Corp. *	18,345,040
228,800	Celldex Therapeutics, Inc. *	4,175,600
620,100	Five Prime Therapeutics, Inc. *	16,742,700
116,200	Ligand Pharmaceuticals, Inc. *	6,183,002
113,000	MacroGenics, Inc. *	3,962,910
174,800	Medivation, Inc. *	17,411,828
181,800	NewLink Genetics Corp. *	7,226,550
1,449,700	Novavax, Inc. *	8,596,721
185,500	NPS Pharmaceuticals, Inc. *	6,635,335
384,200	Sangamo Biosciences, Inc. *	5,843,682
435,500	Stemline Therapeutics, Inc. *	7,429,630
791,700	Veracyte, Inc. *	7,647,822
		141,438,056
	CHEMICALS - 2.0%
133,900	LyondellBasell Industries NV	10,630,321
201,300	Methanex Corp.	9,225,579
		19,855,900
	COMMERCIAL SERVICES - 3.8%
315,600	Franklin Covey Co. *	6,110,016
212,600	KAR Auction Services, Inc.	7,366,590
275,200	Macquarie Infrastructure Co. LLC	19,563,968
182,800	Quanta Services, Inc. *	5,189,692
		38,230,266
	COMPUTERS - 1.3%
181,600	Synaptics, Inc. *	12,501,344

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
399,600	Aircastle, Ltd.	8,539,452

	ELECTRIC - 2.7%
637,300	Calpine Corp. *	14,103,449
465,300	NRG Energy, Inc.	12,539,835
		26,643,284

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

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Portfolio of Investments (Unaudited) 31 December 2014	2 of 4

Shares		Value

	ENERGY-ALTERNATE SOURCES - 0.5%
89,000	SolarCity Corp. *	$4,759,720

	ENGINEERING & CONSTRUCTION - 1.1%
262,000	Chicago Bridge & Iron Co. NV	10,998,760

	FOOD - 1.0%
849,600	SunOpta, Inc. *	10,067,760

	FOREST PRODUCTS & PAPER - 0.9%
218,600	Domtar Corp.	8,792,092

	INTERNET - 2.8%
575,600	FireEye, Inc. *	18,177,448
156,400	Splunk, Inc. *	9,219,780
		27,397,228
	MACHINERY - CONSTRUCTION & MINING - 0.9%
303,500	Terex Corp.	8,461,580

	MACHINERY - DIVERSIFIED - 2.3%
180,000	Cognex Corp. *	7,439,400
174,700	Wabtec Corp/DE	15,179,683
		22,619,083
	MISCELLANEOUS MANUFACTURING - 1.4%
510,000	Trinity Industries, Inc.	14,285,100

	OIL & GAS - 1.5%
144,800	EOG Resources, Inc.	13,331,736
150,000	WPX Energy, Inc. *	1,744,500
		15,076,236
	OIL & GAS SERVICES - 0.8%
129,700	Oceaneering International, Inc.	7,627,657

	PHARMACEUTICALS - 10.9%
283,700	AbbVie, Inc.	18,565,328
341,100	ACADIA Pharmaceuticals, Inc. *	10,829,925
223,800	Agios Pharmaceuticals, Inc. *	25,074,552
312,000	Chimerix, Inc. *	12,561,120
1,027,400	Dyax Corp. *	14,445,244
71,400	Pharmacyclics, Inc. *	8,729,364
293,000	Portola Pharmaceuticals, Inc. *	8,297,760
220,100	Sarepta Therapeutics, Inc. *	3,184,847
151,000	Tetraphase Pharmaceuticals, Inc. *	5,996,210
		107,684,350
	RETAIL - 2.3%
332,500	Lowe’s Cos., Inc.	22,876,000

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E G I L E A D F U N D
Portfolio of Investments (Unaudited) 31 December 2014	3 of 4

Shares		Value

	SEMICONDUCTORS - 5.6%
119,200	ASML Holding NV	$12,853,336
747,400	Inphi Corp. *	13,811,952
292,600	Linear Technology Corp.	13,342,560
794,600	SunEdison, Inc. *	15,502,646
		55,510,494
	SOFTWARE - 6.5%
128,500	Aspen Technology, Inc. *	4,500,070
193,300	inContact, Inc. *	1,699,107
222,200	Interactive Intelligence Group, Inc. *	10,643,380
335,400	Red Hat, Inc. *	23,189,556
193,600	Tableau Software, Inc. *	16,409,536
97,800	VMware, Inc. *	8,070,456
		64,512,105
	TELECOMMUNICATIONS - 2.5%
205,600	Palo Alto Networks, Inc. *	25,200,392

	TRANSPORTATION - 1.3%
360,200	Costamare, Inc.	6,343,122
160,000	XPO Logistics, Inc. *	6,540,800
		12,883,922
	TOTAL COMMON STOCK (Cost $ 631,589,361)	768,450,874

	PREFERRED STOCK - 0.5%
	AUTO PARTS & EQUIPMENT - 0.5%
50,000	Car Charging Group, Inc., 9.64%, 12/23/2015 * + (Cost $ 5,000,000)	5,000,000

	WARRANTS - 0.0%
1,928,571	Car Charging Group, Inc., $ 1.05 * +	—
7,142,857	Car Charging Group, Inc., $ 1.00 * +	—
7,142,858	Car Charging Group, Inc., $ 1.00 * +	—
	TOTAL WARRANTS (Cost $ 0)	—

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.0%
393,800	Columbia Property Trust, Inc.	9,982,830
130,700	Crown Castle International Corp.	10,286,090
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $ 19,359,127)	20,268,920

Par Value
	CORPORATE BONDS - 0.0%
$120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL COPORATE BONDS (Cost $ 264,704)	265,000

Shares
	SHORT-TERM INVESTMENTS - 23.2%
229,388,552	Fidelity Institutional Money Market Fund - Institutional Class, 0.10%**
	(Cost $ 229,388,552)	229,388,552

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E G I L E A D F U N D
Portfolio of Investments (Unaudited) 31 December 2014	4 of 4

Shares		Value

	TOTAL INVESTMENTS - 103.4% (Cost $ 885,601,744)) [a]	$1,023,373,346
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(34,030,682)
	TOTAL NET ASSETS - 100.0%	$989,342,664

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on December 31, 2014.

^	Unregistered shares of an illiquid and restricted security.

+	Fair valued security. As of December 31, 2014 fair valued securities had a market value of $ 7,530,714 and represented 0.8% of Total Net Assets.

a.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 887,075,923 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$175,289,697
Unrealized depreciation	(38,992,274)
Net unrealized appreciation	$136,297,423

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Portfolio of Investments (Unaudited) 31 December 2014	1 of 2

Shares		Value

	COMMON STOCK - 86.4%
	BIOTECHNOLOGY - 39.1%
62,100	Acceleron Pharma, Inc. *	$2,419,416
110,500	Applied Genetic Technologies Corp/DE *	2,322,710
32,400	Avalanche Biotechnologies, Inc. *	1,749,600
30,200	BioMarin Pharmaceutical, Inc. *	2,730,080
71,200	Bluebird Bio, Inc. *	6,530,464
26,000	Celgene Corp. *	2,908,360
59,900	Celldex Therapeutics, Inc. *	1,093,175
163,900	Five Prime Therapeutics, Inc. *	4,425,300
88,600	Insmed, Inc. *	1,370,642
30,000	Karyopharm Therapeutics, Inc. *	1,122,900
33,500	Ligand Pharmaceuticals, Inc. *	1,782,535
98,000	MacroGenics, Inc. *	3,436,860
36,300	Medivation, Inc. *	3,615,843
25,582	MEI Pharma, Inc. *	109,235
33,900	NewLink Genetics Corp. *	1,347,525
459,000	Novavax, Inc. *	2,721,870
38,400	NPS Pharmaceuticals, Inc. *	1,373,568
52,800	OncoMed Pharmaceuticals, Inc. *	1,148,928
99,400	Repligen Corp. *	1,968,120
40,200	Sage Therapeutics, Inc. *	1,471,320
98,300	Sangamo BioSciences, Inc. *	1,495,143
165,000	Stemline Therapeutics, Inc. *	2,814,900
52,600	Ultragenyx Pharmaceutical, Inc. *	2,308,088
592,400	Veracyte, Inc. *	5,722,584
20,900	Verastem, Inc. *	191,026
177,200	XOMA Corp. *	636,148
		58,816,340
	ELECTRONICS - 0.9%
14,800	FEI Co.	1,337,180

	HEALTHCARE-PRODUCTS - 7.6%
152,300	AtriCure, Inc. *	3,039,908
73,900	Bruker Corp. *	1,449,918
64,500	Cardiovascular Systems, Inc. *	1,940,160
75,000	Natus Medical, Inc. *	2,703,000
127,247	Tandem Diabetes Care, Inc. *	1,616,037
5,800	Teleflex, Inc.	665,956
		11,414,979

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Portfolio of Investments (Unaudited) 31 December 2014	2 of 2

Shares		Value

	PHARMACEUTICALS - 35.5%
47,000	AbbVie, Inc.	$3,075,680
82,100	ACADIA Pharmaceuticals, Inc. *	2,606,675
139,400	AcelRx Pharmaceuticals, Inc. *	938,162
34,400	Agios Pharmaceuticals, Inc. *	3,854,176
153,800	Cempra, Inc. *	3,615,838
106,600	Chimerix, Inc. *	4,291,716
83,700	Dicerna Pharmaceuticals, Inc. *	1,378,539
303,000	Dyax Corp. *	4,260,180
25,000	GW Pharmaceuticals PLC *	1,692,000
76,300	Hyperion Therapeutics, Inc. *	1,831,200
100,000	Infinity Pharmaceuticals, Inc. *	1,689,000
112,200	Neurocrine Biosciences, Inc. *	2,506,548
13,300	Pacira Pharmaceuticals, Inc./DE *	1,179,178
11,200	Pharmacyclics, Inc. *	1,369,312
79,400	Portola Pharmaceuticals, Inc. *	2,248,608
30,000	Raptor Pharmaceutical Corp. *	315,600
60,000	Regulus Therapeutics, Inc. *	962,400
11,800	Salix Pharmaceuticals Ltd. *	1,356,292
39,000	Sarepta Therapeutics, Inc. *	564,330
257,000	Supernus Pharmaceuticals, Inc. *	2,133,100
75,000	TESARO, Inc. *	2,789,250
139,000	Tetraphase Pharmaceuticals, Inc. *	5,519,690
155,000	TG Therapeutics, Inc. *	2,455,200
49,100	uniQure B.V. *	727,171
600	Zafgen, Inc. *	18,504
		53,378,349
	SOFTWARE - 3.3%
11,100	athenahealth, Inc. *	1,617,270
38,900	Cerner Corp. *	2,515,274
18,900	Medidata Solutions, Inc. *	902,475
		5,035,019
	TOTAL COMMON STOCK (Cost $ 98,502,538)	129,981,867

	SHORT-TERM INVESTMENTS - 13.0%
19,554,386	Fidelity Institutional Money Market Fund - Institutional Class, 0.10% **
	(Cost $ 19,554,386)	19,554,386

	TOTAL INVESTMENTS - 99.4% (Cost $ 118,056,924) [a]	$149,536,253
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	855,708
	TOTAL NET ASSETS - 100.0%	$150,391,961

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on December 31, 2014.

a.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 118,277,087 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$35,603,764
Unrealized depreciation	(4,344,598)
Net unrealized appreciation	$31,259,166

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E F U N D S
Statement of Assets and Liabilities (Unaudited) 31 December 2014	1 of 2

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund

ASSETS
Investment securities:
At cost	$885,601,744	$118,056,924
At value	1,023,373,346	149,536,253

Receivable for securities sold	—	287,087
Receivable for Fund shares sold	3,305,973	1,160,140
Dividends and interest receivable	156,100	1,218
Other Receivable	500,000	—
Prepaid expenses and other assets	197,165	50,803
TOTAL ASSETS	1,027,532,584	151,035,501

LIABILITIES
Payable for investments purchased	36,061,943	346,085
Management fees payable	825,826	138,901
Distribution (12b-1) fees payable	516,795	72,902
Payable for Fund shares repurchased	582,670	43,315
Fees payable to other related parties	194,829	42,337
Accrued expenses and other liabilities	7,857	—
TOTAL LIABILITIES	38,189,920	643,540
NET ASSETS	$989,342,664	$150,391,961

Composition of Net Assets:
Paid in capital	$851,006,504	$121,181,840
Accumulated net investment loss	(3,019,421)	(1,635,987)
Accumulated net realized gain (loss) from security transactions	3,583,979	(633,221)
Net unrealized appreciation on investments	137,771,602	31,479,329
NET ASSETS	$989,342,664	$150,391,961

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E F U N D S
Statement of Assets and Liabilities (Unaudited) 31 December 2014	2 of 2

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund

Net Asset Value Per Share:
Class N Shares:
Net Assets	$352,139,472	$18,451,957
Shares of beneficial interest outstanding [a]	13,334,705	879,540
Net asset value (Net Assets ÷ Shares Outstanding), Offering price, and redemption price per share	$26.41	$20.98

Class A Shares:
Net Assets	$371,307,443	$78,554,690
Shares of beneficial interest outstanding [a]	14,088,466	3,752,252
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share [b]	$26.36	$20.94
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$27.97	$22.22

Class C Shares:
Net Assets	$80,599,598	$17,268,572
Shares of beneficial interest outstanding [a]	3,188,633	836,730
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$25.28	$20.64

Class I Shares:
Net Assets	$185,296,151	$36,116,742
Shares of beneficial interest outstanding [a]	6,949,511	1,716,016
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$26.66	$21.05

a.	Unlimited number of shares of beneficial interest authorized, no par value.

b.	Investments in Class A shares made at or above the $ 1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  F U N D S

Statements of Operations (Unaudited) 31 December 2014

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund

INVESTMENT INCOME
Dividends	$3,025,447	$50,824
Interest	56,918	3,783
Other Income [a]	282,143	—
TOTAL INVESTMENT INCOME	3,364,508	54,607

EXPENSES
Management fees	3,915,308	648,793
Distribution (12b-1) fees:
Class N	289,741	14,415
Class A	367,879	78,864
Class C	316,982	66,083
Administrative fees	249,873	64,829
MFund service fees	175,432	49,655
Non 12b-1 shareholder servicing fees	42,892	12,788
Printing and postage expenses	31,421	6,422
Insurance expense	29,575	920
Registration fees	24,650	27,600
Custodian fees	15,300	3,676
Professional fees	10,895	9,239
Transfer agent fees	9,200	2,800
Compliance officer fees	4,513	4,513
Trustees fees and expenses	2,543	2,602
Other expenses	1,984	1,284
TOTAL EXPENSES	5,488,188	994,483

NET INVESTMENT LOSS	(2,123,680)	(939,876)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	5,925,623	2,727,492
Net change in unrealized appreciation on:
Investments	54,479,842	21,235,450

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	60,405,465	23,962,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,281,785	$23,023,066

a.	See Note 6 to the financial statements.

See accompanying notes to financial statements.

12
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E G I L E A D F U N D
Statements of Changes in Net Assets (Unaudited) 31 December 2014	1 of 2

	For the Six	For the
	Months Ended	Year Ended
	December 31, 2014	June 30, 2014
	(Unaudited)

FROM OPERATIONS
Net investment loss	$(2,123,680)	$(1,743,687)
Net realized gain from investments	5,925,623	408,067
Net change in unrealized appreciation on investments	54,479,842	69,291,895
Net increase in net assets resulting from operations	58,281,785	67,956,275

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(461,257)	(1,038,240)
Class A	(515,112)	(793,735)
Class C	(115,506)	(173,114)
Class I	(246,392)	(235,994)
Total distributions to shareholders	(1,338,267)	(2,241,083)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	104,345,851	381,636,494
Class A	133,460,960	246,992,460
Class C	24,290,890	49,265,526
Class I	83,791,278	134,137,733
Net asset value of shares issued in reinvestment of distributions:
Class N	416,249	806,193
Class A	470,420	717,903
Class C	109,501	161,404
Class I	222,694	165,725
Payments for shares repurchased:
Class N	(62,459,701)	(145,812,280)
Class A	(48,368,783)	(40,327,711)
Class C	(3,407,132)	(2,903,278)
Class I	(26,634,549)	(29,346,514)
Net increase in net assets from shares of beneficial interest	206,237,678	595,493,655

TOTAL INCREASE IN NET ASSETS	263,181,196	661,208,847

NET ASSETS
Beginning of Period	726,161,468	64,952,621
End of Period *	$989,342,664	$726,161,468

* Includes accumulated net investment loss of:	$(3,019,421)	$(895,741)

See accompanying notes to financial statements.

13
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E G I L E A D F U N D
Statements of Changes in Net Assets (Unaudited) 31 December 2014	2 of 2

	For the Six	For the
	Months Ended	Year Ended
	December 31, 2014	June 30, 2014
	(Unaudited)

SHARE ACTIVITY
Class N:
Shares Sold	4,143,015	16,566,393
Shares Reinvested	15,696	36,413
Shares Repurchased	(2,570,572)	(6,357,383)
Net increase in shares of beneficial interest outstanding	1,588,139	10,245,423

Class A:
Shares Sold	5,400,555	10,771,788
Shares Reinvested	17,779	32,470
Shares Repurchased	(1,997,554)	(1,759,264)
Net increase in shares of beneficial interest outstanding	3,420,780	9,044,994

Class C:
Shares Sold	1,019,502	2,232,315
Shares Reinvested	4,313	7,553
Shares Repurchased	(143,962)	(132,041)
Net increase in shares of beneficial interest outstanding	879,853	2,107,827

Class I:
Shares Sold	3,336,208	5,796,376
Shares Reinvested	8,319	7,428
Shares Repurchased	(1,094,234)	(1,303,803)
Net increase in shares of beneficial interest outstanding	2,250,293	4,500,001

See accompanying notes to financial statements.

14
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Statements of Changes in Net Assets (Unaudited) 31 December 2014	1 of 2

	For the Six	For the
	Months Ended	Year Ended
	December 31, 2014	June 30, 2014
	(Unaudited)

FROM OPERATIONS
Net investment loss	$(939,876)	$(851,019)
Net realized gain (loss) from investments	2,727,492	(3,231,023)
Net change in unrealized appreciation on investments	21,235,450	9,737,814
Net increase in net assets resulting from operations	23,023,066	5,655,772

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	4,941,901	21,892,293
Class A	16,416,452	64,559,307
Class C	3,230,493	11,678,224
Class I	9,214,587	24,183,652
Redemption fee proceeds:
Class N	8,646	17,799
Class A	36,600	64,603
Class C	7,367	11,491
Class I	15,456	23,745
Payments for shares repurchased:
Class N	(4,699,902)	(6,971,391)
Class A	(14,278,829)	(5,916,849)
Class C	(895,253)	(675,177)
Class I	(5,015,260)	(2,092,812)
Net increase in net assets from shares of beneficial interest	8,982,258	106,774,885

TOTAL INCREASE IN NET ASSETS	32,005,324	112,430,657

NET ASSETS
Beginning of Period	118,386,637	5,955,980
End of Period *	$150,391,961	$118,386,637
* Includes accumulated net investment loss of:	$(1,635,987)	$(696,111)

See accompanying notes to financial statements.

15
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E H E A L T H C A R E & L I F E S C I E N C E S F U N D
Statements of Changes in Net Assets (Unaudited) 31 December 2014	2 of 2

	For the Six	For the
	Months Ended	Year Ended
	December 31, 2014	June 30, 2014
	(Unaudited)

SHARE ACTIVITY
Class N:
Shares Sold	262,864	1,260,407
Shares Repurchased	(275,824)	(419,981)
Net increase (decrease) in shares of beneficial interest outstanding	(12,960)	840,426

Class A:
Shares Sold	933,960	3,803,517
Shares Repurchased	(852,951)	(357,310)
Net increase in shares of beneficial interest outstanding	81,009	3,446,207

Class C:
Shares Sold	183,954	703,017
Shares Repurchased	(52,040)	(42,913)
Net increase in shares of beneficial interest outstanding	131,914	660,104

Class I:
Shares Sold	512,619	1,473,025
Shares Repurchased	(293,380)	(131,499)
Net increase in shares of beneficial interest outstanding	219,239	1,341,526

See accompanying notes to financial statements.

16
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class N) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class N

	Six Months
	Ended		Year		Year		Year		Year	Year
	December 31,		Ended		Ended		Ended		Ended	Ended
	2014		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2014		2013		2012		2011	2010

Net asset value, beginning of period	$24.74		$18.47		$13.62		$14.89		$10.25	$9.66

Activity from investment operations:
Net investment loss	(0.05	) [1]	(0.10	) [1]	(0.10	) [1]	(0.16	) [1]	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	1.76		6.53		4.95		(0.48)		5.02	0.77
Total from investment operations	1.71		6.43		4.85		(0.64)		4.88	0.69

Less distributions from:
Net realized gains	(0.04)		(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.04)		(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$26.41		$24.74		$18.47		$13.62		$14.89	$10.25

Total return [2]	6.94	% [6]	34.92%		35.61%		(3.91)%		47.93%	7.00%

Net assets, at end of period (000s)	$352,139		$290,591		$27,722		$12,400		$9,935	$4,858

Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.35	% [7]	1.43%		1.73%		2.04%		2.57%	4.12%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.35	% [7]	1.50%		1.62%		1.63%		1.67%	1.63%
Ratio of net investment loss to average net assets [4,5,6]	(0.43	)% [7]	(0.43)%		(0.65)%		(1.18)%		(1.08)%	(1.00)%

Portfolio Turnover Rate	7	% [6]	17%		91%		257%		487%	398%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, and 0.00% for the year ended June 30, 2010 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

17
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class A) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class A

	Six Months
	Ended		Year		Year		Year		Year	Period
	December 31,		Ended		Ended		Ended		Ended	Ended
	2014		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2014		2013		2012		2011	2010 [1]

Net asset value, beginning of period	$24.69		$18.44		$13.61		$14.89		$10.25	$9.69

Activity from investment operations:
Net investment loss	(0.06	) [2]	(0.11	) [2]	(0.11	) [2]	(0.16	) [2]	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.77		6.52		4.94		(0.49)		4.95	0.71
Total from investment operations	1.71		6.41		4.83		(0.65)		4.88	0.66

Less distributions from:
Net realized gains	(0.04)		(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.04)		(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$26.36		$24.69		$18.44		$13.61		$14.89	$10.25

Total return [3]	6.91	% [6]	34.87%		35.49%		(3.97)%		47.93%	6.67	% [6]

Net assets, at end of period (000s)	$371,307		$263,436		$29,929		$13,148		$4,054	$349

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5,8]	1.40	% [7]	1.48%		1.78%		2.07%		2.62%	3.60	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,8]	1.40	% [7]	1.55%		1.67%		1.68%		1.72%	1.67	% [7]
Ratio of net investment loss to average net assets [5,8,9]	(0.49	)% [7]	(0.46)%		(0.70)%		(1.22)%		(1.21)%	(1.22	)% [7]

Portfolio Turnover Rate	7	% [6]	17%		91%		257%		487%	398	% [6]

1.	The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

9.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

18
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class C) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class C

	Six Months
	Ended		Year		Year		Year		Year	Period
	December 31,		Ended		Ended		Ended		Ended	Ended
	2014		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2014		2013		2012		2011	2010 [1]

Net asset value, beginning of period	$23.77		$17.91		$13.31		$14.69		$10.19	$9.69

Activity from investment operations:
Net investment loss	(0.15	) [2]	(0.27	) [2]	(0.22	) [2]	(0.26	) [2]	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investments	1.70		6.29		4.82		(0.49)		4.91	0.67
Total from investment operations	1.55		6.02		4.60		(0.75)		4.74	0.60

Less distributions from:
Net realized gains	(0.04)		(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.04)		(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$25.28		$23.77		$17.91		$13.31		$14.69	$10.19

Total return [3]	6.51	% [6]	33.72%		34.56%		(4.73)%		46.83%	6.05	% [6]

Net assets, at end of period (000s)	$80,600		$54,891		$3,599		$1,314		$878	$291

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5,8]	2.15	% [7]	2.23%		2.53%		2.83%		3.37%	4.30	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,8]	2.15	% [7]	2.30%		2.42%		2.43%		2.47%	2.42	% [7]
Ratio of net investment loss to average net assets [5,8,9]	(1.24	)% [7]	(1.20)%		(1.45)%		(1.99)%		(1.89)%	(1.96	)% [7]

Portfolio Turnover Rate	7	% [6]	17%		91%		257%		487%	398	% [6]

1.	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

9.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

19
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class I) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class I

	Six Months
	Ended		Year		Year		Year		Year	Period
	December 31,		Ended		Ended		Ended		Ended	Ended
	2014		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2014		2013		2012		2011	2010[1]

Net asset value, beginning of period	$24.95		$18.59		$13.68		$14.93		$10.26	$11.46

Activity from investment operations:
Net investment loss	(0.03	) [2]	(0.05	) [2]	(0.08	) [2]	(0.13	) [2]	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	1.78		6.57		4.99		(0.49)		5.01	(1.17)
Total from investment operations	1.75		6.52		4.91		(0.62)		4.91	(1.20)

Less distributions from:
Net realized gains	(0.04)		(0.16)		—		(0.63)		(0.24)	—
Total distributions	(0.04)		(0.16)		—		(0.63)		(0.24)	—

Net asset value, end of period	$26.66		$24.95		$18.59		$13.68		$14.93	$10.26

Total return [3]	7.05	% [6]	35.18%		35.89%		(3.76)%		48.18%	(10.47	)% [6]

Net assets, at end of period (000s)	$185,296		$117,243		$3,703		$1,586		$1,159	$758

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5,8]	1.15	% [7]	1.23%		1.53%		1.87%		2.37%	3.20	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,8]	1.15	% [7]	1.30%		1.42%		1.43%		1.47%	1.42	% [7]
Ratio of net investment loss to average net assets [5,8,9]	(0.24	)% [7]	(0.20)%		(0.48)%		(1.01)%		(0.91)%	(0.99	)% [7]

Portfolio Turnover Rate	7	% [6]	17%		91%		257%		487%	398	% [6]

1.	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

9.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

20
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class N) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class N

	Six Months Ended
	December 31, 2014		Year Ended	Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013[1]

Net asset value, beginning of period	$17.53		$12.50	$10.00

Activity from investment operations:
Net investment loss [2]	(0.13)		(0.26)	(0.09)
Net realized and unrealized gain on investments
Net realized and unrealized gain on investments	3.57		5.25	2.59
Total from investment operations	3.44		4.99	2.50

Paid-in-Capital From Redemption Fees [2]	0.01		0.04	—

Net asset value, end of period	$20.98		$17.53	$12.50

Total return [3]	19.68	% [6]	40.24%	25.00	% [6]

Net assets, at end of period (000s)	$18,452		$15,646	$651

Ratio of gross expenses to average net assets [4,5]	1.62	% [7]	1.69%	9.50	% [7]
Ratio of net expenses to average net assets [5]	1.62	% [7]	1.63%	1.63	% [7]
Ratio of net investment loss to average net assets [5,8]	(1.52	)% [7]	(1.52)%	(1.53	)% [7]

Portfolio Turnover Rate	15	% [6]	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

21
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class A) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class A

	Six Months Ended
	December 31, 2014		Year Ended	Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 [1]

Net asset value, beginning of period	$17.50		$12.48	$10.00

Activity from investment operations:
Net investment loss [2]	(0.13)		(0.26)	(0.10)
Net realized and unrealized gain on investments	3.56		5.24	2.58
Total from investment operations	3.43		4.98	2.48

Paid-in-Capital From Redemption Fees [2]	0.01		0.04	—

Net asset value, end of period	$20.94		$17.50	$12.48

Total return [3]	19.66	% [6]	40.22%	24.80	% [6]

Net assets, at end of period (000s)	$78,555		$64,239	$2,808

Ratio of gross expenses to average net assets [4,5]	1.66	% [7]	1.74%	9.55	% [7]
Ratio of net expenses to average net assets [5]	1.66	% [7]	1.68%	1.68	% [7]
Ratio of net investment loss to average net assets [5,8]	(1.57	)% [7]	(1.57)%	(1.56	)% [7]

Portfolio Turnover Rate	15	% [6]	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

22
E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class C) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class C

	Six Months Ended
	December 31, 2014		Year Ended	Period Ended
	(Unaudited)		June 30, 2014	June 30, 20131.

Net asset value, beginning of period	$17.31		$12.44	$10.00

Activity from investment operations:
Net investment loss [2]	(0.20)		(0.38)	(0.14)
Net realized and unrealized gain on investments	3.52		5.21	2.58
Total from investment operations	3.32		4.83	2.44

Paid-in-Capital From Redemption Fees [2]	0.01		0.04	—

Net asset value, end of period	$20.64		$17.31	$12.44

Total return [3]	19.24	% [6]	39.15%	24.40	% [6]

Net assets, at end of period (000s)	$17,269		$12,201	$556

Ratio of gross expenses to average net assets [4,5]	2.41	% [7]	2.49%	10.30	% [7]
Ratio of net expenses to average net assets [5]	2.41	% [7]	2.43%	2.43	% [7]
Ratio of net investment loss to average net assets [5,8]	(2.32	)% [7]	(2.32)%	(2.31	)% [7]

Portfolio Turnover Rate	15	% [6]	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class I) 31 December 2014

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class I

	Six Months Ended
	December 31, 2014		Year Ended	Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013 [1]

Net asset value, beginning of period	$17.57		$12.50	$10.00

Activity from investment operations:
Net investment loss [2]	(0.11)		(0.22)	(0.08)
Net realized and unrealized gain on investments	3.58		5.25	2.58
Total from investment operations	3.47		5.03	2.50

Paid-in-Capital From Redemption Fees [2]	0.01		0.04	—

Net asset value, end of period	$21.05		$17.57	$12.50

Total return [3]	19.81	% [6]	40.56%	25.00	% [6]

Net assets, at end of period (000s)	$36,117		$26,301	$1,941

Ratio of gross expenses to average net assets [4,5]	1.41	% [7]	1.49%	9.30	% [7]
Ratio of net expenses to average net assets [5]	1.41	% [7]	1.43%	1.43	% [7]
Ratio of net investment loss to average net assets [5,8]	(1.32	)% [7]	(1.32)%	(1.33	)% [7]

Portfolio Turnover Rate	15	% [6]	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  F U N D S

Notes to Financial Statements (Unaudited) 31 December 2014

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund (each a “Fund” or collectively the “Funds”). The Eventide Gilead Fund is registered as a diversified fund and the Eventide Healthcare & Life Sciences Fund is registered as a non-diversified fund. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Trust’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ assets measured at fair value:

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

Eventide Gilead Fund Assets

		Level 2
	Level 1	(Other Significant
Security Classifications [a]	(Quoted Prices)	Observable Inputs)		Totals
Common Stock [b]	$765,920,160	$2,530,714		$768,450,874
Preferred Stock	—	5,000,000		5,000,000
Warrants	—	—	[c]	—	[c]
Real Estate Investment Trusts (REITs)	20,268,920	—		20,268,920
Corporate Bonds	—	265,000		265,000
Short-Term Investments	229,388,552	—		229,388,552
Total	$1,015,577,632	$7,795,714		$1,023,373,346

Eventide Healthcare & Life Sciences Fund Assets

		Level 2
	Level 1	(Other Significant
Security Classifications [a]	(Quoted Prices)	Observable Inputs)	Totals
Common Stocks [b]	$129,981,867	—	$129,981,867
Short-Term Investments	19,554,386	—	19,554,386
Total	$149,536,253	—	$149,536,253

a.	As of and during the six months ended December 31, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

b.	For a detailed break-out of common stocks by industry, by please refer to the Portfolios of Investments.

c.	Warrant held at December 31, 2014 was fair valued at $ 0.

b) Federal Income Tax — The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2014, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2014, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period and years ended, June 30, 2012, June 30, 2013 and June 30, 2014) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c) Distribution to Shareholders — Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

d) Multiple Class Allocations — Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e) Other — Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Commitments and Contingencies — In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h) Redemption Fees and Sales Charges (loads) — A $ 15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class C share purchases prior to November 1, 2013, are subject to a deferred sales charge (“CDSC”) of 1.00% that is imposed in the event of certain redemption transactions within one year following each investment. Class A shares purchased prior to September 1, 2014, where the sales charge was waived are subject to a CDSC of 1.00% on redemptions within 18 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2014, there were redemption fees of $ 0 paid to the Eventide Gilead Fund and there were $ 0 in CDSC fees paid to the Manager. For the six months ended December 31, 2014, there were redemption fees of $ 68,069 paid to the Eventide Healthcare & Life Sciences Fund and there were $ 0 in CDSC fees paid to the Manager.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Eventide Gilead Fund	$150,469,666	$48,421,483
Eventide Healthcare & Life Sciences Fund	$16,660,864	$18,761,263

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC. acts as investment manager to the Funds pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2014, management fees of $ 3,915,308 and $ 648,793 were incurred by the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42% and 1.43% of average daily net assets for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, at least until October 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended December 31, 2014, the Manager waived management fees of $ 0 from the Eventide Gilead Fund and $ 0 from the Eventide Healthcare & Life Sciences Fund, respectively. As of December 31, 2014, the Manager has waived/reimbursed expenses of the Eventide Healthcare & Life Sciences Fund that may be recovered no later than June 30 of the years indicated below:

	2016	2017
Eventide Healthcare & Life Sciences Fund	$ 54,272	$ 36,266

The Eventide Gilead Fund does not have any expenses previously waived by the Manager that are subject to reimbursement and did not waive any further expenses during the six months ended December 31, 2014.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $ 5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $ 50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2014, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund incurred $ 175,432 and $ 49,655 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $ 350 and will receive, at the discretion of the Chairman, $ 500 per Valuation Committee meeting attended, $ 500 per special telephonic board meeting attended and $ 2,000 per special in-person meeting attended. Prior to April 1, 2014 Trustees received a quarterly retainer of $ 250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $ 400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2014, the Distributor received $ 115,920 and $ 45,369 in underwriter commissions from the sale of shares of the Fund from the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2014 was as follows:

	Long-Term Capital Gain	Total Distributions
Eventide Gilead Fund	$ 2,241,083	$ 2,241,083

There were no distributions for the fiscal year ended June 30, 2013 for the Eventide Gilead Fund. There were no distributions for the fiscal period/year ended June 30, 2013 or June 30, 2014 for the Eventide Healthcare & Life Sciences Fund.

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Loss and Late	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Year Loss	(Depreciation)	Earnings/(Deficits)
Eventide Gilead Fund	—	$1,338,313	—	—	$(1,763,252)	$81,817,581	$81,392,642
Eventide Healthcare & Life Sciences Fund	—	—	$(203,954)	—	$(3,632,707)	$10,023,716	$6,187,055

The difference between book basis and tax basis unrealized appreciation, accumulated net investment losses and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for real estate investment trusts, corporations and passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Eventide Gilead Fund	$ 1,763,252
Eventide Healthcare & Life Sciences Fund	$ 696,111

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Eventide Healthcare & Life Sciences Fund incurred and elected to defer such capital losses of $ 2,936,596.

At June 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Eventide Gilead Fund	—	—	—
Eventide Healthcare & Life Sciences Fund	$ 203,954	—	$ 203,954

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, and adjustments for grantor trusts and corporations resulted in reclassification for the year ended June 30, 2014 for the Funds as follows:

Accumulated Net Realized
	Paid in	Accumulated Net	Gain/(Loss) from Security
	Capital	Investment Loss	Transactions
Eventide Gilead Fund	$ (1,064,935)	$ 1,059,505	$ 5,430
Eventide Healthcare & Life Sciences Fund	$ (173,440)	$ 173,440	—

(5)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

(6)	PRIVATE INVESTMENT RISK

The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

(7)	OTHER RECEIVABLE

The statement of assets and liabilities of the Eventide Gilead Fund includes a receivable due from Car Charging Group, Inc. (“CCGI”), a series of unregistered shares that is being assessed a penalty for violating their December 9, 2013 Registration Rights Agreement (the “Agreement”). The penalty is being assessed for violating two sections of the Agreement. As per the Agreement with the Eventide Gilead Fund, CCGI must pay the Fund for both the delay in the registration filing and a delay in the registration being completed. The penalty assessed was deemed to be $ 500,000 as of December 31, 2014. The CCGI holding is unregistered and deemed to be restricted as to their resale and therefore deemed to be illiquid. As of December 31, 2014 the CCGI holding represents 0.8% of Total Net Assets.

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

A D D I T I O N A L  I N F O R M A T I O N

(Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file the complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Consideration and Renewal of Management Agreement with Eventide Asset Management, LLC with respect to the Eventide Healthcare and Life Sciences Fund

In connection with the regular meeting held on November 6, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Eventide Asset Management, LLC (“Eventide”), with respect to the Eventide Healthcare and Life Sciences Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Eventide (“Eventide 15c Response”) and noted that Eventide is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Service. As to the nature, extent and quality of the services provided by Eventide to the Healthcare Fund, the Trustees reviewed Eventide’s 15(c) Response, which provided an overview of the services provided by Eventide, as well as information on the personnel of Eventide and other matters related to the quality of services provided. The Board discussed Eventide’s retention of a third party compliance consultant to assist its internal chief compliance officer and enhance the firm’s compliance program, and appreciated Eventide’s investment and commitment to compliance. The Board then acknowledged the strong emphasis placed and time spent by Eventide’s portfolio management team on researching stocks and noted that the high quality and expertise of the portfolio managers is reflected in the Fund’s

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

performance. The Board discussed Eventide’s position as a socially responsible fund and adherence to its mission. The Trustees concluded that they were very pleased with the quality of services provided by the advisor.

Performance. As to the Healthcare Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year and since inception periods ended September 30, 2014 as compared to the performance of a group of similarly managed funds, and the Morningstar Health Sector Category. The Board noted that the Fund had outperformed the Morningstar Category for each of the periods indicated but had underperformed its peer group. They discussed the explanation for the Fund’s underperformance relative to its peer group provided in Eventide’s 15(c) Response, noting that the peer group funds are benchmarked on biotechnology companies as compared to the broader healthcare index and that biotech securities had very strong performance during the relevant periods. The Board concluded that it was pleased with the performance of the Fund.

Profitability. The Board considered the profits realized by the advisor in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees recalled its discussions with a representative of the advisor earlier in the meeting regarding Eventide’s intent to hire additional investment personnel to ensure that the Eventide Funds will continue to receive premium services as the Funds grow, which will reduce its profitability. After discussion the Trustees concluded that in light of the high quality of services provided and Eventides’ intent to invest in additional resources for the Fund, Eventide’s profitability was reasonable.

Fees and Expenses. As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund. The Board noted that the Fund’s management fee was higher than those paid by the funds in its peer group and higher than the average of the Morningstar Category but within the highest and lowest range of management fees paid by the funds in the Morningstar Category. The Board also considered that the total expense ratio was higher than its peer group average but lower than the Morningstar category average. The Board noted that some of the peer group funds are advised by certain of the largest mutual fund advisors and have significantly more assets and benefit from economies not yet realized by Eventide. They further noted that, as set forth in Eventide’s 15C response, the peer funds invest in large capitalization companies, which have more analyst coverage and require less internal research and expertise from the advisor than the small-cap healthcare companies held by the Fund. The Trustees discussed the research intensive nature of the Fund’s strategy and the strong expertise provided by Eventide to the Fund and concluded that, in light of these services, the Fund’s management fee was reasonable.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels but that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Fund’s shareholder if the Fund experiences substantial growth in assets. The Board noted that although no breakpoints were present, the growth of assets have led to reduced expenses for all shareholders of the fund. They noted that Eventide agreed it would consider breakpoints when the Fund passes a certain asset level.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and Eventide and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the Fund and its shareholders.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

E V E N T I D E  F U N D S

Expense Examples (Unaudited) 31 December 2014

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $ 8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *	Account Value	During Period
	Expense Ratio	7/1/14	12/31/14		12/31/14
Eventide Gilead Fund
Class N	1.35%	$1,000.00	$1,069.40	$7.05	$1,018.39	$6.87
Class A	1.40%	$1,000.00	$1,069.10	$7.30	$1,018.15	$7.12
Class C	2.15%	$1,000.00	$1,065.10	$11.18	$1,014.37	$10.91
Class I	1.15%	$1,000.00	$1,070.50	$6.00	$1,019.41	$5.86
Eventide Healthcare & Life Sciences Fund
Class N	1.62%	$1,000.00	$1,196.80	$8.94	$1,017.06	$8.21
Class A	1.66%	$1,000.00	$1,196.60	$9.22	$1,016.81	$8.46
Class C	2.41%	$1,000.00	$1,192.40	$13.33	$1,013.05	$12.24
Class I	1.41%	$1,000.00	$1,198.10	$7.83	$1,018.08	$7.19

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes — information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes — information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share

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E V E N T I D E F U N D S Semi-Annual Report 31 December 2014

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	2 of 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

Questions?	Call 1-866-447-4228

M U T U A L  F U N D  S E R I E S  T R U S T

17605 Wright Street

Omaha, NE 68130

MANAGER

Eventide Asset Management, LLC

60 State Street

Suite 700

Boston, MA 02109

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive,

Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 6, 2015